Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Federated Hermes Equity Income Fund, Inc.
Prospectus Date	rr_ProspectusDate	Jan. 31, 2025
Document Creation Date	dei_DocumentCreationDate	Jan. 24, 2025